Risk Management Section - Cover Values Including Guarantees Received - Business Lending Portfolio Per Economic Sector (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Outstandings	[1],[2],[3]	€ 853,930	€ 832,130
Natural resources [Member]
Disclosure of credit risk exposure [line items]
Outstandings		55,894	54,521
Real estate [member]
Disclosure of credit risk exposure [line items]
Outstandings		46,320	53,092
Central Banks [Member]
Disclosure of credit risk exposure [line items]
Outstandings		65,766	62,202
Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Outstandings	[1],[2],[3]	47,936	40,720
Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Outstandings		30,980	30,481
Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Outstandings		24,802	22,923
Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Outstandings		56,788	58,814
Services [Member]
Disclosure of credit risk exposure [line items]
Outstandings		22,046	23,363
General Industries [Member]
Disclosure of credit risk exposure [line items]
Outstandings		19,632	21,535
Utilities [member]
Disclosure of credit risk exposure [line items]
Outstandings		17,263	15,893
Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Outstandings	[1],[2],[3]	16,443	17,577
Other [member]
Disclosure of credit risk exposure [line items]
Outstandings	[1],[2],[3]	52,603	50,353
Business Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings		378,444	365,804
Business Lending [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Outstandings		53,796	52,783
Business Lending [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Outstandings		45,927	52,476
Business Lending [member] | Central Banks [Member]
Disclosure of credit risk exposure [line items]
Outstandings		42,087	34,365
Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Outstandings		30,230	23,876
Business Lending [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Outstandings		29,303	21,083
Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Outstandings		22,585	22,248
Business Lending [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Outstandings		22,508	28,980
Business Lending [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Outstandings		21,044	20,970
Business Lending [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Outstandings		18,849	20,391
Business Lending [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Outstandings		15,952	14,843
Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Outstandings		15,410	14,442
Business Lending [member] | Builders And Contractors [Member]
Disclosure of credit risk exposure [line items]
Outstandings		15,054	16,444
Business Lending [member] | Other [member]
Disclosure of credit risk exposure [line items]
Outstandings		45,698	42,901
Non-performing [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings		7,856	7,543
Mortgages [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		154,351	147,205
Mortgages [member] | Business Lending [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Cover type		1,197	1,170
Mortgages [member] | Business Lending [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Cover type		85,946	93,181
Mortgages [member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Cover type		13,726	323
Mortgages [member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Cover type		3,293	1,581
Mortgages [member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Cover type		8,030	9,379
Mortgages [member] | Business Lending [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Cover type		331	3,085
Mortgages [member] | Business Lending [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Cover type		10,090	7,376
Mortgages [member] | Business Lending [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Cover type		5,031	5,027
Mortgages [member] | Business Lending [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Cover type		242	7,132
Mortgages [member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Cover type		8,361	376
Mortgages [member] | Business Lending [member] | Builders And Contractors [Member]
Disclosure of credit risk exposure [line items]
Cover type		7,449	8,634
Mortgages [member] | Business Lending [member] | Other [member]
Disclosure of credit risk exposure [line items]
Cover type		10,655	9,941
Mortgages [member] | Non-performing [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		2,600	3,578
Financial Collateral [Member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		21,073	19,090
Financial Collateral [Member] | Business Lending [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Cover type		2,426	2,142
Financial Collateral [Member] | Business Lending [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Cover type		1,442	1,500
Financial Collateral [Member] | Business Lending [member] | Central Banks [Member]
Disclosure of credit risk exposure [line items]
Cover type		7	6
Financial Collateral [Member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Cover type		11,486	338
Financial Collateral [Member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Cover type		168	9,163
Financial Collateral [Member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Cover type		407	2,889
Financial Collateral [Member] | Business Lending [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Cover type		129	148
Financial Collateral [Member] | Business Lending [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Cover type		1,519	302
Financial Collateral [Member] | Business Lending [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Cover type		246	263
Financial Collateral [Member] | Business Lending [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Cover type		1,036	205
Financial Collateral [Member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Cover type		203	616
Financial Collateral [Member] | Business Lending [member] | Builders And Contractors [Member]
Disclosure of credit risk exposure [line items]
Cover type		201	203
Financial Collateral [Member] | Business Lending [member] | Other [member]
Disclosure of credit risk exposure [line items]
Cover type		1,800	1,315
Financial Collateral [Member] | Non-performing [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		281	266
Guarantees [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		93,407	86,222
Guarantees [member] | Business Lending [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Cover type		22,041	17,944
Guarantees [member] | Business Lending [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Cover type		5,942	7,399
Guarantees [member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Cover type		6,565	1,312
Guarantees [member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Cover type		7,519	5,529
Guarantees [member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Cover type		8,777	7,480
Guarantees [member] | Business Lending [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Cover type		1,656	7,470
Guarantees [member] | Business Lending [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Cover type		8,799	7,380
Guarantees [member] | Business Lending [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Cover type		5,369	6,065
Guarantees [member] | Business Lending [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Cover type		3,785	4,370
Guarantees [member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Cover type		3,744	3,447
Guarantees [member] | Business Lending [member] | Builders And Contractors [Member]
Disclosure of credit risk exposure [line items]
Cover type		3,802	3,899
Guarantees [member] | Business Lending [member] | Other [member]
Disclosure of credit risk exposure [line items]
Cover type		15,407	13,927
Guarantees [member] | Non-performing [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		2,643	2,676
Other covers [Member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		296,286	257,929
Other covers [Member] | Business Lending [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Cover type		35,691	38,366
Other covers [Member] | Business Lending [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Cover type		17,765	10,995
Other covers [Member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Cover type		43,672	3,918
Other covers [Member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Cover type		36,223	32,346
Other covers [Member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Cover type		34,633	21,432
Other covers [Member] | Business Lending [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Cover type		6,062	30,855
Other covers [Member] | Business Lending [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Cover type		29,470	24,099
Other covers [Member] | Business Lending [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Cover type		22,154	31,648
Other covers [Member] | Business Lending [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Cover type		7,928	13,739
Other covers [Member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Cover type		12,439	7,955
Other covers [Member] | Business Lending [member] | Builders And Contractors [Member]
Disclosure of credit risk exposure [line items]
Cover type		15,704	10,849
Other covers [Member] | Business Lending [member] | Other [member]
Disclosure of credit risk exposure [line items]
Cover type		34,546	31,728
Other covers [Member] | Non-performing [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		€ 6,305	€ 4,447
No cover [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		36.70%	37.00%
No cover [member] | Business Lending [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		26.60%	23.90%
No cover [member] | Business Lending [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Value to Loan		2.60%	4.30%
No cover [member] | Business Lending [member] | Central Banks [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		100.00%	100.00%
No cover [member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Value to Loan		26.20%	78.80%
No cover [member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Value to Loan		17.00%	34.60%
No cover [member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Value to Loan		24.50%	34.10%
No cover [member] | Business Lending [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Value to Loan		72.40%	17.70%
No cover [member] | Business Lending [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		30.70%	28.70%
No cover [member] | Business Lending [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		32.20%	33.20%
No cover [member] | Business Lending [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Value to Loan		41.70%	27.00%
No cover [member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		26.40%	42.20%
No cover [member] | Business Lending [member] | Builders And Contractors [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		27.50%	35.50%
No cover [member] | Business Lending [member] | Other [member]
Disclosure of credit risk exposure [line items]
Value to Loan		41.50%	43.50%
No cover [member] | Non-performing [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		32.60%	28.70%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		6.00%	5.90%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		15.30%	15.50%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.70%	1.20%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Value to Loan		2.80%	2.60%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Value to Loan		6.40%	5.60%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Value to Loan		5.20%	4.70%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Value to Loan		3.30%	6.20%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		5.00%	4.90%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		5.10%	5.90%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Value to Loan		19.70%	7.50%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		6.70%	16.40%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Builders And Contractors [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		6.70%	2.80%
Greater than zero percentage to twenty five percentage [member] | Business Lending [member] | Other [member]
Disclosure of credit risk exposure [line items]
Value to Loan		4.90%	4.20%
Greater than zero percentage to twenty five percentage [member] | Non-performing [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		3.60%	3.80%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		4.40%	4.60%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		9.60%	11.90%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Value to Loan		1.90%	2.20%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Value to Loan		4.60%	1.70%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Value to Loan		2.30%	3.20%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Value to Loan		7.80%	4.20%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Value to Loan		2.00%	3.00%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		6.30%	6.80%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		4.30%	3.70%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Value to Loan		3.90%	5.70%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		3.90%	5.60%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Builders And Contractors [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		7.20%	3.90%
Greater than twenty five percentage to fifty percentage [member] | Business Lending [member] | Other [member]
Disclosure of credit risk exposure [line items]
Value to Loan		4.60%	5.10%
Greater than twenty five percentage to fifty percentage [member] | Non-performing [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		7.90%	4.90%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		5.70%	5.90%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		11.60%	11.20%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Value to Loan		2.00%	3.10%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Value to Loan		5.00%	0.30%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Value to Loan		4.10%	9.10%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Value to Loan		10.30%	6.70%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Value to Loan		1.60%	4.50%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		6.50%	10.30%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		8.30%	8.40%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Value to Loan		5.50%	8.20%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		7.50%	5.10%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Builders And Contractors [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		8.60%	7.60%
Greater than fifty percentage to seventy five percentage [member] | Business Lending [member] | Other [member]
Disclosure of credit risk exposure [line items]
Value to Loan		5.80%	4.70%
Greater than fifty percentage to seventy five percentage [member] | Non-performing [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		9.20%	9.10%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		8.20%	8.20%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		12.90%	13.30%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Value to Loan		9.70%	7.60%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Value to Loan		5.90%	6.20%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Value to Loan		11.30%	6.90%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Value to Loan		12.80%	6.00%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Value to Loan		5.90%	10.30%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		6.90%	11.80%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		9.60%	8.30%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Value to Loan		2.00%	10.50%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		11.80%	3.60%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Builders And Contractors [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		8.70%	11.90%
Greater than seventy five percentage to less than hundred percentage [member] | Business Lending [member] | Other [member]
Disclosure of credit risk exposure [line items]
Value to Loan		7.70%	7.80%
Greater than seventy five percentage to less than hundred percentage [member] | Non-performing [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		16.50%	15.70%
Greater than or equal to 100 [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		39.10%	38.50%
Greater than or equal to 100 [member] | Business Lending [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		24.10%	24.20%
Greater than or equal to 100 [member] | Business Lending [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Value to Loan		83.10%	81.60%
Greater than or equal to 100 [member] | Business Lending [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Value to Loan		55.60%	10.40%
Greater than or equal to 100 [member] | Business Lending [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Value to Loan		58.90%	40.60%
Greater than or equal to 100 [member] | Business Lending [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Value to Loan		39.50%	44.30%
Greater than or equal to 100 [member] | Business Lending [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Value to Loan		14.80%	58.40%
Greater than or equal to 100 [member] | Business Lending [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		44.60%	37.60%
Greater than or equal to 100 [member] | Business Lending [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		40.60%	40.50%
Greater than or equal to 100 [member] | Business Lending [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Value to Loan		27.30%	41.10%
Greater than or equal to 100 [member] | Business Lending [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		43.70%	27.10%
Greater than or equal to 100 [member] | Business Lending [member] | Builders And Contractors [Member]
Disclosure of credit risk exposure [line items]
Value to Loan		41.20%	38.30%
Greater than or equal to 100 [member] | Business Lending [member] | Other [member]
Disclosure of credit risk exposure [line items]
Value to Loan		35.40%	34.60%
Greater than or equal to 100 [member] | Non-performing [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		30.20%	37.70%

[1]	1 Based on credit risk measurement contained in lending, pre-settlement, money market and investment activities.
[2]
2 Based on the total amount of credit risk in the respective column using ING’s internal credit risk measurement methodologies. Economic sectors (industry) below 2% are not shown separately but grouped in Other.

[3]	3 Geographic areas are based on country of residence, except for private individuals for which the geographic areas are based on the primary country of risk.